UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     12/31/06
Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
                 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Private Capital Advisors
Address:18 West Avenue
	Darien, CT 06820
13F File Number:


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Andrews
Title:   Chief Compliance Officer
 Phone:203-656-3078
Signature, Place, and Date of Signing:
/s/Robert Andrews   Darien, CT 06820		02/9/07
-------------	   --------------------		------------
Signature	      City, State                  Date


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)



Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: NONE (thousands)
Form 13F Information Table Entry Total: 63
Form 13F Information Table Value Total:	108,514

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]


PRIVATE CAPITAL ADVISORS, INC.
                                                              FORM 13F
                                                          December 31, 2006
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                                                                                                              Voting Authority

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None

ISHARES DOW JONES                               464287168     2795 39514.00 SH       Sole                 39514.00
ISHARES DOW JONES                               464287754      218  3350.00 SH       Sole                  3350.00
ISHARES S&P GLOBAL                              464287341      348  3125.00 SH       Sole                  3125.00
OIL SERVICE HOLDERS                             678002106      433  3100.00 SH       Sole                  3100.00
POWER SHARES OIL & GAS                          73935x625      248 12500.00 SH       Sole                 12500.00
ABERDEEN ASIA-PAC INC                           003009107     1334 214457.00SH       Sole                214457.00
ALCOA INC                      COM              013817101     1833 61070.00 SH       Sole                 61070.00
ALTRIA GROUP INC               COM              02209s103     2247 26185.00 SH       Sole                 26185.00
AMER INTL GROUP INC            COM              026874107     1671 23325.00 SH       Sole                 23325.00
AMERICAN EXPRESS CO            COM              025816109      266  4380.00 SH       Sole                  4380.00
AMN ELEC POWER CO              COM              025537101      726 17040.00 SH       Sole                 17040.00
APACHE CORP                    COM              037411105     5619 84482.00 SH       Sole                 84482.00
BANK OF AMERICA CORP           COM              060505104      980 18356.00 SH       Sole                 18356.00
BG GROUP PLC                   COM              055434203      833 12175.00 SH       Sole                 12175.00
BHP BILLITON LTD               COM              088606108     2643 66495.00 SH       Sole                 66495.00
BP PLC                         COM              055622104     3427 51078.00 SH       Sole                 51078.00
CANADIAN NATL RAILWAY CO       COM              136375102     2499 58080.00 SH       Sole                 58080.00
CBS CORP                       COM              124857202      207  6634.00 SH       Sole                  6634.00
CHESAPEAKE ENERGY              COM              165167107     2854 98250.00 SH       Sole                 98250.00
CHEVRON CORP                   COM              166764100     3031 41225.00 SH       Sole                 41225.00
CHINA PETE                     COM              16941r108     4611 49775.00 SH       Sole                 49775.00
CISCO SYSTEMS INC              COM              17275r102     2249 82305.00 SH       Sole                 82305.00
CITIGROUP INC                  COM              172967101     1102 19790.00 SH       Sole                 19790.00
COMCAST CORP                   COM              20030n200      255  6100.00 SH       Sole                  6100.00
CONOCOPHILLIPS                 COM              20825c104     4110 57120.00 SH       Sole                 57120.00
DISNEY (WALT) COM STK          COM              254687106     2280 66537.00 SH       Sole                 66537.00
DU PONT E I DE NEMOURS         COM              263534109      462  9475.00 SH       Sole                  9475.00
ELECTRO OPTICAL SCIENCES       COM              285192100      645 89601.00 SH       Sole                 89601.00
ENERPLUS RES TR                COM              29274d604     2154 49400.00 SH       Sole                 49400.00
EXXON MOBIL CORP               COM              30231g102     1514 19762.00 SH       Sole                 19762.00
GENERAL ELECTRIC               COM              369604103     3857 103660.00SH       Sole                103660.00
GENERAL MILLS                  COM              370334104      280  4867.00 SH       Sole                  4867.00
GENL DYNAMICS CORP             COM              369550108     2788 37500.00 SH       Sole                 37500.00
GLAXO-SMITHKLINE               COM              37733w105     2708 51328.00 SH       Sole                 51328.00
GLOBAL SANTA FE CORP           COM              g3930e101      880 14975.00 SH       Sole                 14975.00
HEWLETT-PACKARD CO             COM              428236103     2481 60235.00 SH       Sole                 60235.00
HONEYWELL INTL INC             COM              438516106     2687 59390.00 SH       Sole                 59390.00
INGERSOLL RAND CO LTD          COM              g4776g101     1908 48760.00 SH       Sole                 48760.00
INTL BUSINESS MACHINES CORP    COM              459200101     1840 18935.00 SH       Sole                 18935.00
JOHNSON AND JOHNSON            COM              478160104     1963 29733.00 SH       Sole                 29733.00
JPMORGAN CHASE & CO            COM              46625h100      403  8348.00 SH       Sole                  8348.00
LOEWS CORP                     COM              540424108      501 12078.00 SH       Sole                 12078.00
MARATHON OIL CORP              COM              565849106      231  2500.00 SH       Sole                  2500.00
MERRILL LYNCH AND CO           COM              590188108     1778 19100.00 SH       Sole                 19100.00
MICROSOFT CORP                 COM              594918104      506 16941.00 SH       Sole                 16941.00
MORGAN STANLEY                 COM              617446448     2797 34350.00 SH       Sole                 34350.00
NEWMONT MINING CORP            COM              651639106     1151 25485.00 SH       Sole                 25485.00
NOBLE CORPORATION              COM              g65422100      544  7150.00 SH       Sole                  7150.00
NORTHROP GRUMMAN CORP          COM              666807102     3089 45630.00 SH       Sole                 45630.00
NOVARTIS                       COM              66987v109     2255 39250.00 SH       Sole                 39250.00
OMNICOM GROUP                  COM              681919106     3147 30100.00 SH       Sole                 30100.00
PEPSICO INC                    COM              713448108      473  7555.00 SH       Sole                  7555.00
PPG INDUSTRIES INC             COM              693506107     1120 17450.00 SH       Sole                 17450.00
PROCTER & GAMBLE CO            COM              742718109     2390 37180.00 SH       Sole                 37180.00
SASOL LTD.                     COM              803866300     1889 51200.00 SH       Sole                 51200.00
SIMON PROPERTY GROUP           COM              828806109      282  2786.00 SH       Sole                  2786.00
STATOIL ASA                    COM              85771p102      751 28550.00 SH       Sole                 28550.00
TRANSOCEAN INC                 COM              g90078109      671  8300.00 SH       Sole                  8300.00
UNITED TECHS CORP              COM              913017109     3537 56580.00 SH       Sole                 56580.00
URSTADT BIDDLE                 COM              917286205     1281 67125.00 SH       Sole                 67125.00
VALERO ENERGY CORP             COM              91913y100     2232 43625.00 SH       Sole                 43625.00
VIACOM INC                     COM              92553p201      272  6634.00 SH       Sole                  6634.00
WACHOVIA CORP                  COM              929903102     2228 39130.00 SH       Sole                 39130.00
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